Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 452,952	$ 456,731
Working in process	137,682
Finished goods	837,082	3,932,259
Total	$ 1,427,716	$ 4,388,990